UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:
Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31
Date of reporting period: January 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INSTITUTIONAL TRUST

SMASh SERIES C FUND

FORM NQ
JANUARY 31, 2010

Legg Mason Western Asset SMASh Series C Fund

Schedule of Investments (unaudited)	January 31, 2010

Face
Amount	Security	Value

CORPORATE BONDS & NOTES — 89.2%
CONSUMER DISCRETIONARY — 6.5%
Media — 5.4%
$400,000	Comcast Corp., 6.400% due 5/15/38	$413,117
290,000	Reed Elsevier Capital Inc., Notes, 8.625% due 1/15/19	364,261
	Time Warner Cable Inc.:
640,000	5.850% due 5/1/17	685,345
340,000	Debentures, 7.300% due 7/1/38	383,057
500,000	WPP Finance UK, Senior Notes, 8.000% due 9/15/14	573,686

	Total Media	2,419,466

Multiline Retail — 1.1%
450,000	Macy’s Retail Holdings Inc., 5.350% due 3/15/12	461,250

	TOTAL CONSUMER DISCRETIONARY	2,880,716

CONSUMER STAPLES — 10.8%
Beverages — 7.1%
1,270,000	Anheuser-Busch InBev Worldwide Inc., Senior Notes, 5.375% due 1/15/20 (a)	1,305,064
530,000	Diageo Capital PLC, Notes, 7.375% due 1/15/14	624,667
630,000	Dr. Pepper Snapple Group Inc., Senior Notes, 6.820% due 5/1/18	717,356
400,000	PepsiCo Inc., Senior Notes, 7.900% due 11/1/18	496,117

	Total Beverages	3,143,204

Food & Staples Retailing — 2.3%
25,018	CVS Corp., 5.789% due 1/10/26 (a)	24,644
393,164	CVS Pass-Through Trust, Secured Notes, 6.943% due 1/10/30 (b)	416,696
510,000	Wal-Mart Stores Inc., Notes, 5.800% due 2/15/18	572,226

	Total Food & Staples Retailing	1,013,566

Tobacco — 1.4%
600,000	Reynolds American Inc., 6.750% due 6/15/17	640,651

	TOTAL CONSUMER STAPLES	4,797,421

ENERGY — 18.1%
Energy Equipment & Services — 3.0%
650,000	Baker Hughes Inc., Senior Notes, 7.500% due 11/15/18	790,922
500,000	Transocean Inc., Senior Notes, 5.250% due 3/15/13	538,721

	Total Energy Equipment & Services	1,329,643

Oil, Gas & Consumable Fuels — 15.1%
500,000	ConocoPhillips, Notes, 6.500% due 2/1/39	559,106
620,000	Enterprise Products Operating LLC, Senior Notes, 5.250% due 1/31/20	632,804
250,000	Gazprom, Loan Participation Notes, Senior Notes, 6.510% due 3/7/22 (a)	233,125
	Hess Corp., Notes:
170,000	8.125% due 2/15/19	207,747
510,000	7.875% due 10/1/29	618,458
	Kerr-McGee Corp., Notes:
630,000	6.950% due 7/1/24	710,970
540,000	7.875% due 9/15/31	639,263
430,000	Kinder Morgan Energy Partners LP, Medium-Term Notes, 6.950% due 1/15/388	474,701
1,307,000	Pemex Project Funding Master Trust, Senior Bonds, 6.625% due 6/15/35	1,217,450
400,000	Williams Cos. Inc., Notes, 7.875% due 9/1/21	484,995
	XTO Energy Inc., Senior Notes:
450,000	5.650% due 4/1/16	499,308
390,000	6.500% due 12/15/18	448,486

	Total Oil, Gas & Consumable Fuels	6,726,413

	TOTAL ENERGY	8,056,056

See Notes to Schedule of Investments.
1

Legg Mason Western Asset SMASh Series C Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Face
Amount	Security	Value

FINANCIALS — 34.3%
Capital Markets — 3.6%
$750,000	Goldman Sachs Group Inc., Senior Notes, 6.000% due 5/1/14	$822,300
1,210,000	Kaupthing Bank HF, Senior Notes, 7.625% due 2/28/15 (a)(c)(d)	302,500
320,000	Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes, 5.857% due 5/31/12 (c)(e)(f)	96
	Lehman Brothers Holdings Inc.:
	Medium-Term Notes:
180,000	6.750% due 12/28/17 (c)	54
230,000	Senior Notes, 6.200% due 9/26/14 (c)	49,162
465,000	Subordinated Notes, 6.500% due 7/19/17 (c)	140
400,000	Morgan Stanley, Medium-Term Notes, 6.625% due 4/1/18	438,077

	Total Capital Markets	1,612,329

Commercial Banks — 10.7%
600,000	Credit Agricole SA, Subordinated Notes, 8.375% due 10/13/19 (a)(e)(f)	650,093
40,000	HBOS Capital Funding LP, Tier 1 Notes, Perpetual Bonds, 6.071% due 6/30/14 (a)(e)(f)	30,000
420,000	Rabobank Nederland NV, Junior Subordinated Notes, 11.000% due 6/30/19 (a)(e)(f)	538,075
200,000	Resona Preferred Global Securities Cayman Ltd., Junior Subordinated, Bonds, 7.191% due 7/30/15 (a)(e)(f)	186,035
200,000	RSHB Capital, Loan Participation Notes, Senior Secured Bonds, 6.299% due 5/15/17 (a)	199,750
270,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16 (a)(e)(f)	164,883
500,000	SunTrust Bank, 7.250% due 3/15/18	530,295
590,000	SunTrust Capital, Trust Preferred Securities, 6.100% due 12/15/36 (f)	434,255
1,000,000	Wachovia Capital Trust III, Junior Subordinated Bonds, 5.800% due 3/15/11 (e)(f)	783,100
235,000	Wachovia Corp., Senior Notes, 5.750% due 6/15/17	249,052
490,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36	451,535
500,000	Wells Fargo Capital XV, Junior Subordinated Notes, 9.750% due 9/26/13 (e)(f)	535,000

	Total Commercial Banks	4,752,073

Consumer Finance — 3.9%
	American Express Co.:
800,000	Notes, 7.000% due 3/19/18	899,381
440,000	Subordinated Debentures, 6.800% due 9/1/66 (f)	411,400
160,000	Caterpillar Financial Services Corp., Senior Notes, 6.200% due 9/30/13	180,677
	GMAC Inc.:
71,000	Senior Notes, 7.500% due 12/31/13	71,355
43,000	Subordinated Notes, 8.000% due 12/31/18	41,065
	SLM Corp., Medium-Term Notes:
30,000	5.000% due 10/1/13	27,470
170,000	5.625% due 8/1/33	130,852

	Total Consumer Finance	1,762,200

Diversified Financial Services — 12.1%
	Citigroup Inc.:
120,000	Notes, 6.500% due 8/19/13	129,723
	Senior Notes:
200,000	6.000% due 8/15/17	201,977
180,000	8.500% due 5/22/19	210,217
800,000	6.875% due 3/5/38	800,922
420,000	Subordinated Notes, 5.000% due 9/15/14	411,485
	General Electric Capital Corp.:
	Senior Notes:
500,000	5.900% due 5/13/14	545,738

See Notes to Schedule of Investments.
2

Legg Mason Western Asset SMASh Series C Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Face
Amount	Security	Value

Diversified Financial Services — 12.1% (continued)
$500,000	5.625% due 5/1/18	$512,104
500,000	Subordinated Debentures, 6.375% due 11/15/67 (f)	442,500
1,200,000	International Lease Finance Corp., Senior Notes, 5.625% due 9/15/10	1,169,626
550,000	JPMorgan Chase & Co., Subordinated Notes, 6.125% due 6/27/17	590,060
345,000	TNK-BP Finance SA, Senior Notes, 7.500% due 7/18/16 (a)	363,544

	Total Diversified Financial Services	5,377,896

Insurance — 2.8%
650,000	MetLife Inc., Junior Subordinated Debentures, 6.400% due 12/15/36	581,750
190,000	Teachers Insurance & Annuity Association of America - College Retirement Equity Fund,
	Notes, 6.850% due 12/16/39 (a)	205,455
480,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37 (f)	452,004

	Total Insurance	1,239,209

Thrifts & Mortgage Finance — 1.2%
505,000	Countrywide Financial Corp., Subordinated Notes, 6.250% due 5/15/16	521,496

	TOTAL FINANCIALS	15,265,203

HEALTH CARE — 3.6%
Health Care Providers & Services — 1.2%
490,000	WellPoint Inc., Notes, 5.875% due 6/15/17	532,365

Pharmaceuticals — 2.4%
600,000	GlaxoSmithKline Capital Inc., 5.650% due 5/15/18	654,376
60,000	Roche Holdings Inc., Senior Notes, 6.000% due 3/1/19 (a)	66,385
345,000	Wyeth, Notes, 5.950% due 4/1/37	360,484

	Total Pharmaceuticals	1,081,245

	TOTAL HEALTH CARE	1,613,610

MATERIALS — 5.4%
Chemicals — 1.0%
400,000	PPG Industries Inc., Senior Notes, 6.650% due 3/15/18	450,842

Metals & Mining — 4.4%
400,000	Alcoa Inc., Notes, 6.000% due 7/15/13	418,393
550,000	Rio Tinto Finance USA Ltd., Notes, 6.500% due 7/15/18	611,721
913,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36	942,093

	Total Metals & Mining	1,972,207

	TOTAL MATERIALS	2,423,049

TELECOMMUNICATION SERVICES — 5.8%
Diversified Telecommunication Services — 4.3%
500,000	AT&T Inc., 6.300% due 1/15/38	512,432
220,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10	230,276
390,000	Telecom Italia Capital S.p.A., Senior Notes, 5.250% due 10/1/15	412,776
	Verizon Communications Inc.:
30,000	6.100% due 4/15/18	32,884
	Senior Notes:
60,000	5.500% due 2/15/18	63,534
500,000	8.950% due 3/1/39	683,900

	Total Diversified Telecommunication Services	1,935,802

Wireless Telecommunication Services — 1.5%
200,000	America Movil SAB de CV, Senior Notes, 5.625% due 11/15/17	209,498
435,000	Sprint Capital Corp., Senior Notes, 8.375% due 3/15/12	444,787

	Total Wireless Telecommunication Services	654,285

	TOTAL TELECOMMUNICATION SERVICES	2,590,087

UTILITIES — 4.7%
Electric Utilities — 3.7%
240,000	Exelon Corp., Bonds, 5.625% due 6/15/35	228,839

See Notes to Schedule of Investments.
3

Legg Mason Western Asset SMASh Series C Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Face
Amount	Security	Value

Electric Utilities — 3.7% (continued)
$430,000	FirstEnergy Corp., Notes, 7.375% due 11/15/31	$485,254
	Pacific Gas & Electric Co.:
310,000	First Mortgage Bonds, 6.050% due 3/1/34	323,974
580,000	Senior Notes, 5.625% due 11/30/17	631,613

	Total Electric Utilities	1,669,680

Independent Power Producers & Energy Traders — 0.1%
50,000	TXU Corp., Senior Notes, 6.500% due 11/15/24	26,865

Multi-Utilities — 0.9%
350,000	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12	380,897

	TOTAL UTILITIES	2,077,442

	TOTAL CORPORATE BONDS & NOTES
	(Cost — $39,631,636)	39,703,584

SOVEREIGN BOND — 1.6%
Russia — 1.6%
614,760	Russian Foreign Bond-Eurobond, Senior Bonds, 7.500% due 3/31/30 (a)
	(Cost - $697,568)	693,204

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 3.2%
U.S. Government Obligations — 3.2%
	U.S. Treasury Bonds:
260,000	4.250% due 5/15/39	249,194
70,000	4.500% due 8/15/39	69,934
900,000	4.375% due 11/15/39	880,594
	U.S. Treasury Notes:
80,000	2.250% due 1/31/15	79,650
160,000	3.375% due 11/15/19	156,975

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(Cost — $1,466,670)	1,436,347

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $41,795,874)	41,833,135

SHORT-TERM INVESTMENTS — 4.8%
U.S. Government Agency — 0.6%
255,000	Federal National Mortgage Association (FNMA), Discount Notes,
	0.170% - 0.180% due 8/23/10 (g)(h)
	(Cost - $254,748)	254,770

Repurchase Agreement — 4.2%
1,900,000

Morgan Stanley tri-party repurchase agreement dated 1/29/10, 0.060% due 2/1/10; Proceeds at maturity - $1,900,010; (Fully collateralized by U.S. government agency obligation, 3.125% due 9/29/14; Market value - $1,938,300)

	(Cost - $1,900,000)	1,900,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $2,154,748)	2,154,770

	TOTAL INVESTMENTS — 98.8% (Cost — $43,950,622#)	43,987,905
	Other Assets in Excess of Liabilities — 1.2%	544,997

	TOTAL NET ASSETS — 100.0%	$44,532,902

*	Non-income producing security.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).
(c)	The coupon payment on these securities is currently in default as of January 31, 2010.

See Notes to Schedule of Investments.
4

Legg Mason Western Asset SMASh Series C Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

(d)	Illiquid security.
(e)	Security has no maturity date. The date shown represents the next call date.
(f)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2010.
(g)	Rate shown represents yield-to-maturity.
(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.
5

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset SMASh Series C Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program or sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Long-term investments†:
Corporate bonds & notes	—	$39,703,584	—	$39,703,584
Sovereign bond	—	693,204	—	693,204
U.S. government & agency obligations	—	1,436,347	—	1,436,347

Total long-term investments	—	$41,833,135	—	$41,833,135

Short-term investments†	—	2,154,770	—	2,154,770

Total investments	—	$43,987,905	—	$43,987,905

Other financial instruments:
Futures contracts	$53,656	—	—	$53,656
Credit default swaps on credit indices - sell protection‡	—	$(95,566)	—	(95,566)

Total other financial instruments	$53,656	$(95,566)	—	$(41,910)

Total	$53,656	$43,892,339	—	$43,945,995

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Swap contracts are marked to market daily and changes in value are recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities held as collateral for swap contracts are identified in the Schedule of Investments.

Credit Default Swaps
The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the

6

Notes to Schedule of Investments (unaudited) (continued)

issuers (i.e., to reduce risk where the Fund has exposure to a sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(e) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Other Risks. Consistent with its objective to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed, amongst other factors. These securities are generally more volatile in nature, and the risk of loss of principal may be greater.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,516,267
Gross unrealized depreciation	(2,478,984)

Net unrealized appreciation	$37,283

7

Notes to Schedule of Investments (unaudited) (continued)

At January 31, 2010, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain

Contracts to Sell:
U.S. Treasury 10-Year Notes	154	3/10	$18,249,718	$18,196,062	$53,656

At January 31, 2010, the Fund had the following open swap contracts:

CREDIT DEFAULT SWAP ON CREDIT INDICES—SELL PROTECTION(1)

SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT(2)	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	MARKET VALUE(3)	UPFRONT PREMIUMS PAID/ (RECEIVED)	UNREALIZED APPRECIATION/ (DEPRECIATION)

Barclay’s Capital Inc. (CDX North America Crossover Index)	$968,000	6/20/12	0.350% quarterly	$(15,862)	$(8,494)	$(7,368)
Barclay’s Capital Inc. (CDX North America Crossover Index)	4,840,000	12/20/12	0.600% quarterly	(79,704)	(87,599)	7,895

Total	$5,808,000			$(95,566)	$(96,093)	$527

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
‡ Percentage shown is an annual percentage rate.

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at January 31, 2010.

	Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Swap Contracts, at value	Total

Interest Rate Contracts	$53,656	—	—	$53,656
Credit Contracts	—	—	$(95,566)	(95,566)
Other Contracts	—	—	—	—

Total	$53,656	—	$(95,566)	$(41,910)

During the period ended January 31, 2010, the Fund had average market values of $18,744,628 in futures contracts (to sell) and average notional balances of $5,820,000 in credit default swap contracts (to sell protection).

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

8

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: March 23, 2010

By:	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date: March 23, 2010